INVENTORY - Schedule of Inventory (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Materials		$ 91,814	$ 118,546
Finished product	63,374	184,830	178,445
Total	$ 63,374	$ 276,644	$ 296,991